4. Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 4 – COMMITMENTS AND CONTINGENCIES

Our principal office is part of a group of executive suites. We pay $130 per month for our offices, on a month-to-month basis. In July 2018, the Company also began renting a shared office space for $175 per month on a month to month basis.

In April 2018, the Company entered into an agreement with a third party for a subscription to its e-commerce platform. The Company paid $3,000 for implementation and pays $2,000 per month, with an initial term of one year. After the initial term, the monthly fee may increase depending on the Company’s level of sales through the platform.

The Company has entered into three independent contractor agreements whereby the Company will pay each contractor $5,000 per month for a period of one year. These contractors may also receive shares of common stock depending on certain performance targets as discussed in Note 6.

NOTE 4 – COMMITMENTS AND CONTINGENCIES

Our principal office is part of a group of executive suites. We pay $130 per month for our offices, on a month-to-month basis. In July 2018, the Company also began renting a shared office space for $175 per month on a month to month basis.

In April 2018, the Company entered into an agreement with a third party for a subscription to its e-commerce platform. The Company paid $3,000 for implementation and pays $2,000 per month, with an initial term of one year. After the initial term, the monthly fee may increase depending on the Company’s level of sales through the platform.